Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Organization and General Description of Business

A. Organization and General Description of Business

EHAVE, Inc. (formerly known as “Behavioural Neurological Applications and Solutions or 2304101 Ontario Inc.”) (“We” or “the Company”), was incorporated under the laws of the Province of Ontario, Canada on October 31, 2011. The Company is a publicly listed company whose shares are quoted on the Pink Open Market under the symbol EHVVF in the United States. On April 30, 2019, our common shares were removed from the OTCQB Venture Market to the Pink Open Market because we were unable able to cure our bid price deficiency.

The Company is a healthcare company developing a health data platform that integrates with proprietary and third-party assessment and therapeutic digital applications. Our product focus is based on two tiers of activities: (1) MegaTeam and Ninja Reflex, our clinically validated digital assessment and rehabilitation software that is engaging for the patient, (2) adaptation of third-party clinically validated digital assessment and rehabilitation software for enhanced patient engagement and data modeling. We intend to provide technology solutions to clinicians, patients, researchers, pharmaceutical companies and payors.

The COVID-19 outbreak, which surfaced in Wuhan, China in December 2019 and which was subsequently declared a pandemic by the World Health Organization in March 2020, has had a pronounced effect on the domestic and global economies. The Company’s business has been materially adversely impacted by the recent COVID-19 outbreak and may continue to be materially adversely impacted in the future. The extent of the impact of COVID-19 on the Company’s business, financial results, liquidity and cash flows will depend largely on future developments, including new information that may emerge concerning the severity and action taken to contain or prevent further spread within the U.S. and the related impact on consumer confidence and spending, all of which are highly uncertain and cannot be predicted.

Basis of Presentation and Principles of Consolidation

B. Basis of Presentation and principles of consolidation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The Company’s functional currency is Canadian dollars. The Company’s fiscal year-end is December 31. The consolidated financial statements include the amounts of the Company and its wholly owned subsidiary, Mycotopia Therapies, Inc. All inter-company accounts and transaction have been eliminated in consolidation. Certain reclassifications have been made to the prior period condensed consolidated financial statements to conform to the current period presentation.

The Company qualifies as an “emerging growth company” as defined in Section 101 of the Jumpstart our Business Startups Act (“JOBS Act”) as the Company does not have more than $1,070,000,000 in annual gross revenue and did not have such amount as of December 31, 2019, its last fiscal year. The Company has elected to take advantage of the extended transition period provided in Section 102(b)(1) of the JOBS Act for complying with new or revised accounting standards.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company’s foreign operations is generally the local currency of the country in which the operation is located. All assets and liabilities are translated into U.S. dollars using exchange rates in effect at the balance sheet date. Revenue and expenses are translated using average exchange rates during the period. The result from currency translation is reflected in stockholders’ deficit as a component of accumulated other comprehensive income.

Software Products and Research and Development

Software Products and Research and Development

Software development costs are expensed as incurred and consist primarily of design and development costs of new products, and significant enhancements to existing products incurred before the establishment of technological feasibility. Costs incurred subsequent to technological feasibility of new and enhanced products, costs incurred to purchase or to create and implement internal-use software, and software obtained through business acquisitions are capitalized. Such costs are amortized over the estimated useful lives of the related products, using the straight-line method.

Income Taxes

Income Taxes

Income tax expense is based on income before income taxes and is accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded when it is more likely than not that a deferred tax asset will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Considerable judgment is required in assessing and estimating these amounts and the difference between the actual outcome of these future tax consequences and the estimates made could have a material impact on the operating results. To the extent that new information becomes available which causes the Company to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact income tax expense in the period in which such determination is made. The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

The Company has made applications for Ontario Interactive Digital Media Tax Credits (“OIDMTC”). Judgment is required in the determination of qualifying expenses. The final determination of qualifying expenses is not known until acceptance by tax authorities. The Company’s credits have been reflected in the financial statements. (See Note. 5 “Other Receivables”)

Net Loss Per Common Share, Basic

Net Loss per Common Share, basic

The Company has adopted Accounting Standards Codification (“ASC”) subtopic 260-10, Earnings Per Share (“ASC 260-10”) specifying the computation, presentation and disclosure requirements of earnings per share (EPS) information. Basic earnings (loss) per share includes no dilution and is computed by dividing net income or loss by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share reflects the potential dilution of securities that could share in the earnings or losses of the entity. At December 31, 2018, the Company had outstanding options to purchase 8,625,192 common shares and warrants to purchase 56,046,184 common shares. These options and warrants were canceled during 2019. They are excluded from EPS calculations because their effect is anti-dilutive.

Recent Pronouncements

Recent Pronouncements

During the years ended December 31, 2019 and 2018 there were several new accounting pronouncements issued by the Financial Accounting Standards Board (FASB). Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s financial statements.

New Standards and Interpretations

New standards and interpretations

In March 2016, the FASB issued ASU 2016-02, Leases, which supersedes ASC Topic 840, Leases, and sets forth the principles for the recognition, measurement, presentation, and disclosure of leases for both lessees and lessors. ASU 2016- 02 requires lessees to classify leases as either finance or operating leases and to record on the balance sheet a right-of-use asset and a lease liability, equal to the present value of the remaining lease payments, for all leases with a term greater than 12 months regardless of the lease classification. The lease classification will determine whether the lease expense is recognized based on an effective interest rate method or a straight-line basis over the term of the lease. ASU 2016-02 is effective for use beginning January 1, 2019 and adopted. Entities are required to use a modified retrospective transition method for existing leases. The Company has no significant lease commitments and has determined there is no impact from this guidance on our financial statements.

Risks and Uncertainties

C. Risks and Uncertainties

Foreign Currency Risk

The Company is exposed to fluctuations in the exchange rate between the United States dollar and the Canadian dollar. The Company’s continued financing activities are primarily in United States dollars while the Company’s expenditures are primarily in Canadian dollars. Should the exchange rate between the Canadian dollar and the United States dollar fluctuate, the Company may be exposed to resource constraints.